Summary of Significant Accounting Policies - Schedule of Gross Carrying Amount of Capitalized Internally Developed Software Costs (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Capitalized Software Development Costs [Abstract]
Capitalized software not placed into service	$ 555,534	$ 348,058